LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ORIGINAL LEASE TERMS AND REMAINING LEASE TERMS

Offices ROU assets are amortized using the straight-line method over the term of the operating lease. Original lease terms and remaining lease terms of the corporate offices operating leases were as follows:

Office Location	Original Lease Term	Remaining Term as of December 31, 2023
	(in years)	(in years)
Costa Rica	2.9	2.2
Colombia	3.8	2.1
Weighted average	3.3	2.2

SCHEDULE OF RIGHT-OF-USE ASSETS, INCLUDED IN OTHER NON-CURRENT ASSETS

As of December 31, 2023 and 2022, the Group’s office right-of-use assets, included in other non-current assets, were as follows:

Total

Gross assets:
Balance as of January 1, 2022	$452,460
Additions	148,326
Retirements	(112,740)
Foreign currency translation effect	(30,321)
Balance as of December 31, 2022	$457,725
Additions	115,100
Retirements	(339,721)
Foreign currency translation effect	30,509
Balance as of December 31, 2023	$263,613
Accumulated depreciation:
Balance as of January 1, 2022	$317,337
Additions to accumulated depreciation	104,198
Retirements	(111,688)
Foreign currency translation effect	17,476
Balance as of December 31, 2022	$327,323
Additions to accumulated depreciation	60,666
Retirements	(311,951)
Foreign currency translation effect	8,115
Balance as of December 31, 2023	$84,153
Net book value as of December 31, 2022	$130,402
Net book value as of December 31, 2023	$179,460

SCHEDULE OF LEASE COMMITMENT FUTURE MINIMUM RENTAL PAYMENTS

Lease commitment for office and land leases - The following table summarizes the fixed, future minimum rental payments, excluding variable costs, for which the leases have commenced by December 31, 2023 with amounts discounted at lease commencement by our incremental borrowing rates to calculate the lease liabilities of the Group’s leases:

As of December 31, 2023
2024	$271,483
2025	346,403
2026	315,639
2027	268,064
2028	268,953
Thereafter	6,711,858
Total undiscounted rental payments	$8,182,400
Less: imputed interest	(5,006,996)
Total lease liability	$3,175,404